ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2017
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES
ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees' relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.

The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in 2017
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services (1)	Industrial Operations (1)	Energy (1)
Cash	$198	$383	$12
Contingent consideration	13	—	—
Total Consideration (2)	$211	$383	$12

(US$ MILLIONS)
Cash and cash equivalents	$39	$296	$—
Accounts receivable and other	1,248	978	—
Inventory	690	10	—
Equity accounted investments	122	109	—
Property, plant and equipment	264	200	39
Intangible assets	403	2,467	—
Goodwill	325	17	—
Deferred income tax assets	9	50	—
Financial assets	106	—	—
Other assets	—	65	—
Acquisition gain	—	—	(7)
Accounts payable and other	(1,885)	(227)	—
Borrowings	(210)	(1,468)	—
Deferred income tax liabilities	(58)	(746)	(2)
Net assets acquired before non-controlling interest	1,053	1,751	30
Non-controlling interest (3) (4)	(842)	(1,368)	(18)
Net Assets Acquired	$211	$383	$12
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(1)	The initial fair values of all acquired assets, liabilities and goodwill for this acquisition have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non‑controlling interest recognized on business combinations, were measured at fair value for Business Services and Energy.

(4)	Non‑controlling interest recognized on business combinations, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.

Business Services
Fuel Holdings Limited ("Greenergy")
On May 10, 2017, the partnership acquired, together with institutional investors, an 85% interest in Greenergy, a U.K. road fuel business. The partnership's economic interest of 14% was acquired for consideration of $79 million attributable to the partnership. The partnership has an 85% voting interest in this business, which provides us with control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes.

The contingent consideration contemplates potential earn outs based on reaching specific EBITDA targets over five years following closing, as well as achieving certain cash distribution and investment targets. Possible undiscounted earn outs payable ranges from $6 to $12 million. As of the acquisition date, the partnership has recorded contingent consideration of $11 million.

Prior to closing the acquisition, the partnership had entered into a cash flow hedge, which generated a gain of $12 million, on closing. The partnership had elected to recognize and accordingly, reclassify the associated gains from other comprehensive income to include them in the initial fair value of net asset acquired.

Acquisition costs of $7 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $93 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $1,917 million of revenue and $2 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $2,865 million and net income of approximately $4 million attributable to the partnership for the year ended December 31, 2017.
On October 31, 2017, the partnership, through Greenergy, completed two separate tuck-in acquisitions, acquiring an 85% interest in Inver Energy, an Irish road fuel business, and an 85% interest in Canadian Operators Petroleum, for combined consideration of $10 million attributable to the partnership. On acquisition, the partnership, through Greenergy, had a 14% economic interest and an 85% voting interest each of these businesses, which provides the partnership with control over the businesses. Accordingly, the partnership, through Greenergy, consolidates these businesses for financial reporting purposes.
Acquisition costs of less than a million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $9 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $17 million of revenue and less than a million of net income attributable to the partnership from the two tuck-in acquisitions. If these acquisitions had been effective January 1, 2017, the partnership would have recorded revenue of approximately $92 million for the year ended December 31, 2017 and net income of less than a million attributable to the partnership for the year ended December 31, 2017.
Fuel Marketing
On July 17, 2017, together with institutional partners, the partnership acquired 213 retail gas stations and associated convenience kiosks ("fuel marketing business") across Canada for consideration of $110 million attributable to the partnership. On acquisition, the partnership had a 26% economic interest and a 100% voting interest in this business, which gives the partnership control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes.
The gas stations will be rebranded as Mobil as part of an agreement with Imperial Oil, marking the introduction of the Mobil fuel brand into Canada. The gas stations will continue to allow customers to collect points through an existing loyalty program. An intangible asset was recognized on acquisition for the loyalty program.
Prior to the closing of the acquisition, the partnership had entered into a cash flow hedge, which generated a gain of $3 million on closing. The partnership elected to recognize and accordingly, reclassify the associated gains from other comprehensive income to include them in the initial fair value of net assets acquired.
Acquisition costs of $4 million were expensed at the acquisition date and recorded as other expenses in the consolidated statement of operating results. Goodwill of $211 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $161 million of revenue and less than $2 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $353 million and net income of approximately $4 million attributable to the partnership for the year ended December 31, 2017.
Other
On June 19, 2017, one of the partnership's subsidiaries acquired a real estate brokerage operation in Quebec, Canada for total consideration of approximately $9 million attributable to the partnership. On acquisition, the partnership had a 100% economic interest and a 100% voting interest in this business, which gives us control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes. Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results.
Goodwill of $9 million was acquired, which represents the synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $2 million of revenue and less than $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $7 million and net income of approximately $1 million attributable to the partnership for the year ended December 31, 2017.
Industrial Operations
BRK Ambiental
On April 25, 2017, the partnership acquired, together with institutional investors, a 70% interest in BRK Ambiental, a wastewater and industrial water treatment business in Brazil, which had a 12.5% voting interest in BRK Ambiental - Ativos Maduros S.A. (“OAMA”), an industrial water treatment business. OAMA is accounted for by BRK Ambiental using the equity method. Subsequently, on May 30, 2017, the partnership acquired, together with institutional investors, the remaining 87.5% voting interest in OAMA and began consolidating the businesses. On acquisition of BRK Ambiental, its 12.5% voting interest in OAMA was re-measured at fair value as part of the purchase price allocation. Given the brief duration of time between the two closing dates, no remeasurement gain or loss was recognized.
On acquisition of the businesses, the partnership had approximately a 27% economic interest, which combined with our voting interest, provides us with control over both BRK Ambiental and OAMA. Accordingly, the partnership consolidates the businesses for financial statement purposes. As at December 31, 2017, the partnership holds $35 million of the consideration in escrow, which will be released to the seller over the next five years on each anniversary date of closing. Acquisition costs of $11 million were expensed at the acquisition dates and recorded as other expenses on the consolidated statement of operating results. Goodwill of approximately $17 million was acquired, which represents the expected growth that the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from the combined operations for the year ended December 31, 2017, includes $132 million of revenue and $5 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $199 million for the year ended December 31, 2017 and net income of approximately $17 million attributable to the partnership for the year ended December 31, 2017.
Energy
On November 5, 2017, one of the partnership's subsidiaries acquired a bundle of service and swabbing rig assets in Alberta, Canada for total consideration of approximately $12 million attributable to the partnership. On acquisition, the partnership had a 40% economic interest and a 73% voting interest in this business, which give us control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes. Acquisition costs of a million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. A bargain purchase gain of $7 million was recognized as the seller was motivated to exit the Canadian market.
The partnership’s results from operations for the year ended December 31, 2017 includes $3 million of revenue and $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $13 million for the year ended December 31, 2017 and net income of approximately $2 million attributable to the partnership for the year ended December 31, 2017.

(b)	Acquisitions completed in 2016
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition date:

(US$ MILLIONS)	Business Services
Total Consideration	$19

(US$ MILLIONS)
Net working capital	$1
Intangible assets	36
Goodwill	39
Net assets acquired before non-controlling interest	76
Non-controlling interest (1)	(57)
Net Assets Acquired	$19
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(1) Non‑controlling interests recognized on business combinations were measured at fair value.
Business Services - Facilities Management
On August 1, 2016, the partnership acquired, together with institutional investors, an 85% interest in a data center facility management services provider in the United States for consideration of $9 million attributable to the partnership. On acquisition, the partnership had a 24% economic interest and an 85% voting interest in this business, which provides us with control over the business. Accordingly, we consolidate this business for financial reporting purposes. Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $22 million was acquired, which represents the synergies we expect to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2016, includes $27 million of revenue and $2 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2016, the partnership's revenue would have increased by approximately $37 million and net income would have increased by less than $1 million attributable to the partnership for the year ended December 31, 2016.
On December 31, 2016, we acquired, in partnership with institutional investors, a 100% interest in a Canadian real estate facility management business for consideration of $10 million attributable to the partnership. On acquisition, we had a 26% economic interest and a 100% voting interest in this business, which provides us with control over the business. Accordingly, we consolidate this business for financial reporting purposes. Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses in the consolidated statements of operating results. Goodwill of $17 million was recognized, which represents the synergies we expect to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
Our partnership’s results from operations for the year ended December 31, 2016, does not include any revenue or net income attributable to the partnership from the acquisition as the acquisition closed on December 30, 2016. If the acquisition had been effective January 1, 2016, the pro forma revenue of our partnership would have increased by $233 million for the year ended December 31, 2016 and pro forma net income would have increased by $8 million attributable to the partnership for the year ended December 31, 2016.